DEBT - Continuity (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	$ 604
Cash flows reported as financing activities	258
Other adjustments	0
Foreign currency translation	5
Liabilities arising from financing activities	867
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	4,508	[1]
Cash flows reported as financing activities	(110)	[1]
Other adjustments	10	[1]
Foreign currency translation	0	[1]
Liabilities arising from financing activities	$ 4,408	[1]

[1]	Includes current portion